Fair Value Measurement (Details) - Schedule of Deferred Consideration in Respect of the Business Combinations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Consideration in Respect of the Business Combinations [Abstract]
Opening balance	$ 4,970	$ 2,755
Increase in deferred consideration due to acquisitions		4,744
Payment of deferred consideration	(3,757)	(1,742)
Amortization of interest and exchange rate	62	74
Working capital adjustments and other	255	(861)
Closing balance	$ 1,530	$ 4,970